Leasing arrangements - leasee	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Leasing arrangements - leasee
14.	Leasing arrangements - lessee

a)
The Group leases various assets, including land, buildings, machinery and equipment, and others. Lease agreements are typically made for periods of 2 to 30 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

b)	The carrying amount of right-of-use assets and the depreciation expenses are as follows:

	December 31, 2019	December 31, 2020
	Carrying amount	Carrying amount
	NT$000	NT$000
Land	669,967	636,261
Buildings	15,043	19,044
Machinery and equipment	—	203,249
Others	2,058	515

	687,068	859,069

	Year ended December 31,
	2019	2020
	Depreciation expenses	Depreciation expenses
	NT$000	NT$000
Land	22,657	20,938
Buildings	7,113	7,819
Machinery and equipment	4,520	46,225
Others	1,809	1,544

	36,099	76,526

c)	For the years ended December 31, 2019 and 2020, additions to right-of-use assets were NT$11,183 thousand and NT$261,798 thousand, respectively.

d)	The information on profit or loss accounts relating to lease contracts is as follows:

	Year ended December 31,
	2019	2020
	NT$000	NT$000
Items affecting profit or loss
Interest expense on lease liabilities	14,349	13,442
Expense on short-term lease contracts	230,589	202,782

e)	For the years ended December 31, 2019 and 2020, the Group’s total cash outflow for leases were NT$273,709 thousand and NT$274,727 thousand, respectively.